UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             1/16/2013
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   30

FORM 13F INFORMATION TABLE VALUE TOTAL:   $30,284
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                       BANTA ASSET MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/12

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100      571     1073 SH       SOLE                     1073        0        0
AVON PRODS INC                 COM              054303102      174    12100 SH       SOLE                    12100        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1195    46770 SH       SOLE                    46770        0        0
CATERPILLAR INC                COM              149123101     1191    13296 SH       SOLE                    13296        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      424    17043 SH       SOLE                    17043        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      443    17650 SH       SOLE                    17650        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      749    29525 SH       SOLE                    29525        0        0
CONOCOPHILLIPS                 COM              20825C104     1508    26000 SH       SOLE                    26000        0        0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      788    31550 SH       SOLE                    31550        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      462    18325 SH       SOLE                    18325        0        0
COVIDIEN PLC                   COM              G2554F113     1062    18401 SH       SOLE                    18401        0        0
EXXON MOBIL CORP               COM              30231G102      213     2466 SH       SOLE                     2466        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1159    94440 SH       SOLE                    94440        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      413    15893 SH       SOLE                    15893        0        0
IBM                            COM              459200101      336     1755 SH       SOLE                     1755        0        0
INTEL CORP                     COM              458140100     1677    81340 SH       SOLE                    81340        0        0
ISHARES TR US PFD STK IDX      PREFERRED STOCKS 464288687     6589   166301 SH       SOLE                   166301        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      444    17575 SH       SOLE                    17575        0        0
LORILLARD INC COM              COM              544147101     1195    10245 SH       SOLE                    10245        0        0
MERRILL LYNCH CAP TR III PFD G PREFERRED STOCKS 59025D207      264    10500 SH       SOLE                    10500        0        0
MICROSOFT                      COM              594918104      971    36365 SH       SOLE                    36365        0        0
NORFOLK SOUTHN CORP            COM              655844108     1109    17935 SH       SOLE                    17935        0        0
PHILIP MORRIS INTL INC         COM              718172109      267     3196 SH       SOLE                     3196        0        0
PHILLIPS 66 COM                COM              718546104     1317    24808 SH       SOLE                    24808        0        0
PITNEY BOWES INC               COM              724479100      790    74235 SH       SOLE                    74235        0        0
PROCTER & GAMBLE COMPANY       COM              742718109      645     9501 SH       SOLE                     9501        0        0
QUALCOMM INC                   COM              747525103     1266    20460 SH       SOLE                    20460        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      638    24943 SH       SOLE                    24943        0        0
WESTERN UN CO COM              COM              959802109      965    70925 SH       SOLE                    70925        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202     1459    57350 SH       SOLE                    57350        0        0